UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.7%

$300	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001C-1, 9.750%, 1/01/26	1/11 at 100.00	N/R	$242,766

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	BB–	599,620

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	707,570

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	409,895

420	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	344,005
3,220	Total Consumer Discretionary			2,303,856
	Consumer Staples – 4.2%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	N/R	584,540

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:

2,100	5.750%, 6/01/47	6/17 at 100.00	BBB	1,399,733

250	5.125%, 6/01/47	6/17 at 100.00	BBB	149,550

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:

50	5.000%, 6/01/37	6/14 at 100.00	BBB	31,745

750	5.125%, 6/01/46	6/14 at 100.00	BBB	449,723
4,150	Total Consumer Staples			2,615,291
	Education and Civic Organizations – 13.5%

1,325	California Educational Facilities Authority Revenue Bonds (California Lutheran University) Series 2008, 5.750%, 10/01/38	10/18 at 100.00	Baa1	1,131,272

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	719,141

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	67,037

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	83,466

1,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	837,449

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	735,180

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	No Opt. Call	N/R	1,100,240

1,000	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	888,850

1,065	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	696,585

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	129,802

400	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	250,996

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 – ACA Insured	10/14 at 100.00	BBB	$74,972

200	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	133,966

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	392,340

110	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R	75,026

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	72,762

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB	39,998

400	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	279,488

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	772,857
11,365	Total Education and Civic Organizations			8,481,427
	Energy – 0.7%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	410,100
	Health Care – 19.7%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	44,402

1,240	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/09 at 100.00	CCC	967,733

405	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, Trust 3299, 14.999%, 11/15/46 (IF) (5)	11/16 at 100.00	Aa3	404,811

1,500	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	Baa2	1,055,010

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.389%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	928,140

2,365	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2008B, Trust 3299, 13.915%, 11/15/48 (IF) (5)	5/18 at 100.00	Aa3	2,348,196

1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	644,740

2,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,297,660

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:

750	5.250%, 7/01/30	7/15 at 100.00	BBB	598,013

515	5.250%, 7/01/35	7/15 at 100.00	BBB	392,621

495	5.000%, 7/01/39	7/15 at 100.00	BBB	355,197

500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/21	12/15 at 100.00	BBB	428,020

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/18 at 100.00	BBB	1,583,705

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	66,767

500	Sierra View Local Health Care District, Tulare County, California, Refunding Revenue Bonds, Series 1998, 5.400%, 7/01/22	6/09 at 101.00	A–	486,265

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	$746,170

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	42,832
14,970	Total Health Care			12,390,282
	Housing/Multifamily – 4.9%

200	California Mobile Home Park Financing Authority, Union City Tropics Mobile Home Park Subordinate Revenue Bonds, Series 2006B, 5.375%, 12/15/31	12/16 at 100.00	N/R	141,794

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	305,540

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	643,670

100	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	73,230

120	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	110,477

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	Baa3	803,325

750	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	625,598

495	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	363,780
4,315	Total Housing/Multifamily			3,067,414
	Housing/Single Family – 2.5%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	Aa2	381,645

700	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007J, 5.750%, 8/01/47 (Alternative Minimum Tax)	2/17 at 100.00	Aa2	695,114

855	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021, 7.441%, 8/01/31 (Alternative Minimum Tax) (IF)	2/16 at 100.00	Aa2	492,839
2,055	Total Housing/Single Family			1,569,598
	Industrials – 8.6%

90	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum Tax)	9/09 at 100.00	Baa3	90,095

680	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	6/09 at 100.00	BBB	648,781

120	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	110,560

565	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	513,167

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	435,515

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002C, 6.750%, 12/01/27 (Mandatory put 12/01/10)	No Opt. Call	BBB	1,024,710

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials (continued)

$1,000	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	6/09 at 100.00	A–	$1,000,310

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	639,140

250	California Statewide Communities Development Authority, Sewer and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch Project, Series 2007, 4.800%, 9/01/46 (Alternative Minimum Tax)	3/12 at 100.00	BBB+	174,285

260	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	164,715

100	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	60,407

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	548,550
6,315	Total Industrials			5,410,235
	Long-Term Care – 3.5%

40	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation Refunding, American Baptist Homes of the West, Series 1998A, 6.200%, 10/01/27	10/09 at 100.00	BBB–	33,281

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	BBB–	723,740

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	629,600

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	39,899

1,000	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Baa1	773,510
3,090	Total Long-Term Care			2,200,030
	Tax Obligation/General – 1.0%

400	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	271,084

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	346,415
900	Total Tax Obligation/General			617,499
	Tax Obligation/Limited – 25.8%

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	616,040

100	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A, 5.600%, 9/01/25	9/15 at 102.00	N/R	79,390

300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/09 at 102.50	N/R	192,357

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	742,160

600	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01, Series 2005A, 5.200%, 9/02/35	9/12 at 100.00	N/R	403,014

1,000	Chawanakee Unified School District, Madera County, California, Certificates of Participation, Series 2009B, 7.125%, 5/01/34	6/09 at 100.00	A–	1,000,310

500	Dinuba Financing Authority, California, Measure R Road Improvement Lease Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	339,850

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$200	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/09 at 102.00	N/R	$127,244

1,205	Eastern Municipal Water District, California, Community Facility District No 2004-34, Faircrest, Special Tax Bonds, Series 2006, 5.250%, 9/01/36	3/17 at 100.00	N/R	798,626

100	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/09 at 102.00	N/R	65,745

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	152,228

1,000	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.200%, 9/01/27	9/15 at 102.00	N/R	431,400

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	393,565

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	342,710

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45	6/15 at 100.00	A–	827,930

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/09 at 102.50	N/R	657,210

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	129,148

300	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	192,555

415	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/09 at 103.00	N/R	406,430

125	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	102,828

1,115	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,088,285

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/09 at 103.00	N/R	86,889

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	43,386

1,000	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	641,850

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	86,554

1,000	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.100%, 9/01/26	9/09 at 103.00	N/R	741,950

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Valley Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	866,305

500	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	323,005

600	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/37	9/09 at 102.50	N/R	338,724

125	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	87,144

1,000	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	661,750

415	Roseville, California, Special Tax Bonds, Community Facilities District 1 – The Fountains, Series 2008, 6.125%, 9/01/38	9/18 at 100.00	N/R	303,116

425	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.250%, 9/01/25	9/15 at 100.00	N/R	294,223

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$125	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	N/R	$74,840

995	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	650,959

461	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	6/09 at 100.00	N/R	295,400

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	66,747

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	348,810

800	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2007A, 5.250%, 8/01/09	No Opt. Call	N/R	797,776

300	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	193,800

390	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	171,155

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	83,961
22,701	Total Tax Obligation/Limited			16,247,369
	Transportation – 4.1%

8,275	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999, 0.000%, 1/15/30	1/10 at 30.97	BBB–	1,665,343

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:

35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	29,449

45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	31,893

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:

250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	205,198

275	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	217,817

250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.875%, 11/01/30 – FGIC Insured	5/10 at 100.00	A1	232,870

140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+	64,746

15	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)	6/09 at 100.00	CCC+	6,936

245	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/09 at 100.00	CCC+	113,322
9,530	Total Transportation			2,567,574
	U.S. Guaranteed – 0.0% (4)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:

10	6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	10,943

15	6.625%, 6/01/40 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	17,502
25	Total U.S. Guaranteed			28,445

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 4.5%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:

$75	5.250%, 11/15/23	No Opt. Call	A	$65,974

25	5.500%, 11/15/30	No Opt. Call	A	21,867

7,890	Merced Irrigation District, California, Certificates of Participation, Water Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A	1,369,940

	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:

445	5.250%, 11/01/22	No Opt. Call	A	425,367

995	5.250%, 11/01/27	No Opt. Call	A	925,529
9,430	Total Utilities			2,808,677
	Water and Sewer – 0.5%

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	339,850
$93,066	Total Investments (cost $72,807,921) – 97.2%			61,057,647
	Other Assets Less Liabilities – 2.8%			1,787,159
	Net Assets – 100%			$62,844,806

Investments in Derivatives

Forward Swaps outstanding at May 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$1,000,000	Receive	3-Month USD-LIBOR	3.265%	Semi-Annually	1/15/10	1/15/39	$146,311
JPMorgan	1,000,000	Receive	3-Month USD-LIBOR	3.367	Semi-Annually	1/15/10	1/15/39	129,115
RBC	1,000,000	Receive	3-Month USD-LIBOR	3.327	Semi-Annually	4/23/10	4/23/39	142,477
								$417,903

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$58,304,640	$2,753,007	$61,057,647
Derivatives*	—	417,903	—	417,903
Total	$—	$58,722,543	$2,753,007	$61,475,550
*	Represents net unrealized appreciation (depreciation). Derivatives include outstanding forward, futures and swap contracts, where applicable.

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2009

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):	—
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	2,753,007
Balance at end of period	$2,753,007

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of May 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk	Derivative Instrument	Location	Fair Value	Location	Fair Value
Interest Rate	Swaps	Unrealized appreciation on forward swaps*	$417,903	—	$—
*	Represents cumulative appreciation(depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities, presented in the Fund’s annual and semi-annual report, but is not reflected in the cumulative appreciation(depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $73,158,666

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$2,726,144
Depreciation	(14,827,163)
Net unrealized appreciation (depreciation) of investments	$(12,101,019)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(IF)	Inverse floating rate investment.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.8%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$2,858,100

485	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	433,260

3,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	2,332,890

12,135	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	5,427,136
19,620	Total Consumer Staples			11,051,386
	Education and Civic Organizations – 4.2%

1,500	California Educational Facilities Authority Revenue Bonds, California Lutheran University, Series 2008, 5.750%, 10/01/38	10/18 at 100.00	Baa1	1,280,685

1,775	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A, 5.000%, 10/01/33 – MBIA Insured	10/15 at 100.00	Aa3	1,735,773

150	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	134,073

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:

105	5.000%, 11/01/21	11/15 at 100.00	A2	104,325

135	5.000%, 11/01/25	11/15 at 100.00	A2	126,645

2,960	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	BBB–	2,008,064

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:

1,000	6.750%, 10/01/28	No Opt. Call	N/R	844,260

1,500	7.000%, 10/01/39	No Opt. Call	N/R	1,236,225

1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A–	1,010,620

1,000	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	992,260

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	6/09 at 103.00	N/R	1,327,950

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	1,458,220
14,625	Total Education and Civic Organizations			12,259,100
	Health Care – 23.7%

2,675	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/09 at 100.00	CCC	2,087,650

5,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Catholic Healthcare West, Series 1994-5, 5.000%, 7/01/14 – MBIA Insured	7/09 at 100.00	A2	5,003,200

1,475	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008J, 5.625%, 7/01/32	7/15 at 100.00	A	1,451,503

1,360	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	1,196,909

10,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – MBIA Insured	11/16 at 100.00	AA–	9,153,297

2,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	Baa2	1,406,680

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	$887,520

	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A:

2,605	4.800%, 7/15/17	No Opt. Call	N/R	2,140,112

1,000	5.000%, 7/15/22	7/17 at 100.00	N/R	731,610

7,740	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23	4/13 at 100.00	A+	7,938,840

6,040	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AAA	6,012,578

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:

1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	797,350

2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,435,140

3,670	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB	3,204,167

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,510,558

3,170	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	2,663,624

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 1.741%, 4/01/36	4/17 at 100.00	A+	1,677,750

2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	AA	2,364,615

4,540	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	4,562,064

2,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/18 at 100.00	BBB	2,194,868

5,390	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation, Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – MBIA Insured	7/15 at 102.00	Baa1	5,006,933

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A1	4,461,975

1,000	Sierra View Local Health Care District, Tulare County, California, Refunding Revenue Bonds, Series 1998, 5.400%, 7/01/22	6/09 at 101.00	A–	972,530

1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	856,640
76,095	Total Health Care			69,718,113
	Housing/Multifamily – 1.6%

2,000	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29	9/09 at 102.00	N/R	1,627,320

1,940	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/09 at 101.00	N/R	1,567,462

1,580	Stanton, California, Multifamily Housing Revenue Bonds, Continental Gardens Apartments, Series 1997, 5.625%, 8/01/29 (Mandatory put 8/01/09) (Alternative Minimum Tax)	8/09 at 100.00	AAA	1,588,374
5,520	Total Housing/Multifamily			4,783,156
	Housing/Single Family – 1.0%

350	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Aa2	350,851

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$30	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative Minimum Tax)	No Opt. Call	AAA	$30,571

3,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	Aa2	2,510,130
3,380	Total Housing/Single Family			2,891,552
	Industrials – 1.1%

610	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	562,011

3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	2,724,780
3,610	Total Industrials			3,286,791
	Long-Term Care – 4.2%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:

1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,842,249

2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,033,064

4,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/09 at 100.00	BBB–	3,482,025

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A	2,912,100

2,750	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Baa1	2,127,153
13,980	Total Long-Term Care			12,396,591
	Tax Obligation/General – 7.3%

1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 – FGIC Insured	8/16 at 100.00	A	1,423,091

10,000	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/15 – FSA Insured (UB)	No Opt. Call	AAA	11,408,600

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:

1,000	5.500%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	1,130,240

1,500	5.500%, 7/01/24 – FGIC Insured	7/14 at 100.00	A	1,695,360

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	AA–	2,025,060

275	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	279,359

2,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B, 5.125%, 7/01/22 – MBIA Insured	7/10 at 100.00	AA	2,079,319

1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	Aa2	1,392,235
19,555	Total Tax Obligation/General			21,433,264
	Tax Obligation/Limited – 24.7%

3,000	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – MBIA Insured	8/16 at 100.00	AA–	2,564,460

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:

$2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	$2,226,543

2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,106,960

350	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	327,254

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A–	1,738,300

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	Baa1	1,522,407

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:

180	5.000%, 9/01/26	9/16 at 100.00	N/R	158,420

420	5.125%, 9/01/36	9/16 at 100.00	N/R	345,500

	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A:

1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	976,040

3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,184,360

1,800	La Mirada Redevelopment Agency, California, Special Tax Refunding Bonds, Community Facilities District 89-1, Civic Theatre Project, Series 1998, 5.700%, 10/01/20	10/09 at 101.00	N/R	1,579,122

2,500	Lancaster Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Combined Redevelopment Project Areas, Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	A	2,159,800

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,807,654

1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,082,659

630	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A2	566,761

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 – FSA Insured	9/13 at 100.00	AAA	2,576,750

995	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/09 at 103.00	N/R	886,674

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2004:

805	5.550%, 9/01/29	9/14 at 100.00	N/R	613,225

1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	910,825

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – MBIA Insured	8/17 at 100.00	AA–	6,037,839

450	Ontario, California, Assessment District 100C Limited Obligation Improvement Bonds, California Commerce Center Phase III, Series 1991, 8.000%, 9/02/11	9/09 at 103.00	N/R	465,287

1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	1,526,576

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – MBIA Insured	6/17 at 100.00	AA–	1,026,145

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/09 at 100.00	N/R	1,446,876

305	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	262,392

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/01/18 – MBIA Insured	7/10 at 100.00	AA–	$2,386,788

380	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	350,219

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A	1,052,510

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	AA–	526,255

2,880	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/24 – AMBAC Insured	7/11 at 102.00	AA–	2,952,173

6,900	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/09 at 100.00	AA	6,906,692

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	BBB	1,352,814

4,000	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	7/09 at 100.00	A–	4,004,600

6,700	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R	5,685,754

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AAA	2,496,950

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R	1,656,720

645	Vallejo Public Financing Authority, California, Limited Obligation Revenue Refinancing Bonds, Fairground Drive Assessment District 65, Series 1998, 5.700%, 9/02/11	No Opt. Call	N/R	658,990

1,120	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	BBB+	928,290

4,000	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured	8/18 at 100.00	AAA	3,644,720
78,530	Total Tax Obligation/Limited			72,702,304
	Transportation – 5.4%

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/28	1/14 at 101.00	BBB–	2,285,223

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:

285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	239,799

220	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	155,923

3,970	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	3,677,927

550	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	5/11 at 100.00	AA	478,418

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	AA–	4,009,120

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.500%, 5/01/19 (Mandatory put 5/01/12) (Alternative Minimum Tax)	No Opt. Call	A1	2,089,920

3,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series, Issue 34E, 5.750%, 5/01/25 – FSA Insured (Alternative Minimum Tax)	5/18 at 100.00	AAA	3,092,700
16,775	Total Transportation			16,029,030

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 10.8% (4)

$3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		$3,354,540

3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects, Series 2000C, 6.750%, 6/01/30 (ETM)	6/10 at 101.00	Baa3	(4)	3,314,111

1,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 5.625%, 2/01/21 (Pre-refunded 2/01/11)	2/11 at 101.00	AAA		1,086,590

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R	(4)	2,974,125

1,035	Escondido Union School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.250%, 8/01/23 (Pre-refunded 8/01/12) – FSA Insured	8/12 at 100.00	AAA		1,160,773

4,205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		4,601,616

	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B:

5,080	5.000%, 8/01/21 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(4)	5,916,016

2,350	5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(4)	2,736,740

1,940	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		2,426,630

30	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	A1	(4)	31,233

1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A+	(4)	1,582,742

2,475	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) – MBIA Insured	5/12 at 100.00	A1	(4)	2,752,522
28,130	Total U.S. Guaranteed				31,937,638
	Utilities – 6.9%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)	6/09 at 100.00	N/R		1,942,724

3,550	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1, 5.250%, 7/01/15	7/11 at 100.00	AA–		3,760,444

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AA–		521,775

4,535	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric System Projects, Series 2008A, 0.000%, 9/01/23	9/16 at 64.56	A		1,772,414

	Merced Irrigation District, California, Certificates of Participation, Water Hydroelectric Series 2008B:

27,110	0.000%, 9/01/33	9/16 at 32.62	A		4,707,109

12,000	0.000%, 9/01/38	9/16 at 23.21	A		1,419,960

615	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	BBB–		492,867

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		3,474,546

2,485	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/24	No Opt. Call	A		2,352,848
56,710	Total Utilities				20,444,687
	Water and Sewer – 5.3%

2,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		2,103,920

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA	$2,076,520

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA	1,758,254

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – MBIA Insured	9/16 at 100.00	AA–	1,182,375

3,500	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – FSA Insured	10/16 at 100.00	AAA	3,334,485

1,770	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,739,096

3,500	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/39	10/19 at 100.00	AA+	3,398,710
15,700	Total Water and Sewer			15,593,360
$352,230	Total Investments (cost $312,263,457) – 100.0%			294,526,972
	Floating Rate Obligations – (1.7)%			(5,000,000)
	Other Assets Less Liabilities – 1.7%			4,920,334
	Net Assets – 100%			$294,447,306

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$294,526,972	$—	$294,526,972

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $307,160,495.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$7,544,052
Depreciation	(25,177,625)
Net unrealized appreciation (depreciation) of investments	$(17,633,573)

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2009

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008 but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of the Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 4.8%

$1,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)	9/09 at 101.00	Baa1	$1,216,513

1,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,488,390

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa3	2,290,275

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	A	4,277,300
10,000	Total Education and Civic Organizations			9,272,478
	Health Care – 13.8%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – FSA Insured	7/09 at 101.00	AAA	1,764,100

2,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	2,248,550

5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – MBIA Insured	11/16 at 100.00	AA–	4,576,650

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 – FSA Insured	8/09 at 101.00	AAA	4,013,120

4,170	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	3,503,884

5,685	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	5,712,628

5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%, 7/15/37 – AMBAC Insured	7/17 at 100.00	A1	4,650,700
28,355	Total Health Care			26,469,632
	Housing/Multifamily – 4.6%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	BBB	3,692,069

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	AAA	3,896,075

1,285	Santa Cruz County Housing Authority, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Northgate Apartments, Series 1999A, 5.500%, 7/20/40 (Alternative Minimum Tax)	7/09 at 102.00	AAA	1,279,205
9,330	Total Housing/Multifamily			8,867,349
	Housing/Single Family – 5.3%

	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A:

3,500	5.300%, 12/01/21 – AMBAC Insured	6/12 at 101.00	Aa2	3,615,430

5,000	5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	Aa2	5,066,400

300	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	Aa2	300,729

1,205	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	1,188,974
10,005	Total Housing/Single Family			10,171,533

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 17.7%

$1,000	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 – MBIA Insured	8/14 at 100.00	AA–	$1,054,960

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – FSA Insured	8/16 at 100.00	AAA	6,903,656

2,040	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/23 – FGIC Insured	8/15 at 100.00	AA–	2,092,102

1,365	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 5.250%, 9/01/20 – FGIC Insured	9/14 at 100.00	AA–	1,459,745

	Glendora Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006A:

1,900	5.250%, 8/01/24 – MBIA Insured	8/16 at 100.00	AA–	1,974,594

1,000	5.250%, 8/01/25 – MBIA Insured	8/16 at 100.00	AA–	1,031,860

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1998A:

2,650	0.000%, 8/01/19 – MBIA Insured	8/13 at 68.56	AA–	1,499,291

2,755	0.000%, 8/01/20 – MBIA Insured	8/13 at 63.85	AA–	1,440,397

	Imperial Community College District, Imperial County, California, General Obligation Bonds, Series 2005:

1,330	5.000%, 8/01/23 – FGIC Insured	8/14 at 100.00	AA–	1,358,223

1,510	5.000%, 8/01/24 – FGIC Insured	8/14 at 100.00	AA–	1,535,549

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	A	1,483,506

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A3	2,252,186

270	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	274,280

1,590	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured	7/15 at 100.00	Aa3	1,612,419

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	3,473,460

1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FSA Insured	8/14 at 100.00	AAA	1,031,160

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – MBIA Insured	No Opt. Call	AA–	2,445,346

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	A	1,028,340
37,285	Total Tax Obligation/General			33,951,074
	Tax Obligation/Limited – 24.8%

1,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – MBIA Insured	8/16 at 100.00	AA–	1,636,980

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:

15,000	0.000%, 9/01/34 – FSA Insured	No Opt. Call	AAA	2,916,900

10,000	0.000%, 9/01/36 – FSA Insured	No Opt. Call	AAA	1,699,100

275	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – MBIA Insured	No Opt. Call	AAA	307,706

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	BBB+	1,414,148

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured	8/11 at 101.00	AAA	2,269,800

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,960	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA–	$1,982,834

335	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	313,228

960	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	BBB	783,158

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – MBIA Insured	9/15 at 100.00	AA–	1,243,004

2,285	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 5.000%, 10/01/21 – MBIA Insured	10/14 at 100.00	AA–	2,371,487

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – FSA Insured	10/14 at 100.00	AAA	1,198,189

2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A	2,069,825

1,840	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	A–	1,724,522

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	A	3,581,460

1,830	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A2	1,646,305

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured	12/14 at 100.00	AAA	1,003,620

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – MBIA Insured	No Opt. Call	AA–	5,543,147

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – MBIA Insured	6/17 at 100.00	AA–	1,026,145

290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	249,487

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – MBIA Insured	6/12 at 101.00	AA–	7,642,556

360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	BBB	331,787

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,073,882

1,840	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured	8/18 at 100.00	AAA	1,676,571
80,195	Total Tax Obligation/Limited			47,705,841
	Transportation – 8.8%

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – MBIA Insured	1/10 at 100.00	AA–	4,734,405

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 – MBIA Insured	1/10 at 101.00	AA–	2,599,118

1,985	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	1,838,964

625	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured	5/10 at 101.00	AA–	631,738

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA–		$4,456,450

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/09 at 100.50	A		1,249,533

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – FSA Insured (Alternative Minimum Tax)	7/09 at 101.00	AAA		1,327,432
19,975	Total Transportation				16,837,640
	U.S. Guaranteed – 5.2% (4)

550	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – MBIA Insured (ETM)	No Opt. Call	A	(4)	630,806

500	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA		523,630

3,305	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002C, 5.200%, 8/01/32 – FGIC Insured (ETM)	8/10 at 102.00	A	(4)	3,365,614

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA–	(4)	5,573,099

15	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	A1	(4)	15,617
9,370	Total U.S. Guaranteed				10,108,766
	Utilities – 6.7%

4,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)	4/11 at 102.00	AA–		3,985,600

1,000	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California Edison Company, Series 1999B, 5.450%, 9/01/29 – MBIA Insured	9/09 at 101.00	AA–		964,280

595	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	BBB–		476,839

2,875	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 – MBIA Insured	7/10 at 100.00	A2		2,891,043

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A–		1,828,262

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AA–		2,691,765
13,120	Total Utilities				12,837,789
	Water and Sewer – 6.9%

1,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		1,051,960

1,000	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – FSA Insured	10/16 at 100.00	AAA		952,710

6,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured	8/13 at 100.00	AAA		6,010,799

1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B, 5.000%, 8/15/24 – MBIA Insured	2/15 at 100.00	AAA		1,025,370

2,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2008A, 5.000%, 5/01/38 – FSA Insured	5/18 at 100.00	AAA		1,952,120

2,500	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%, 9/01/30 – MBIA Insured	3/15 at 100.00	AA–		2,374,275
13,500	Total Water and Sewer				13,367,234
$231,135	Total Long-Term Investments (cost $199,704,231) – 98.6%				189,589,336

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Short-Term Investments – 0.3%

	Water and Sewer – 0.3%

$600	Metropolitan Water District of Southern California, Water Revenue Bonds, Variable Rate Demand Obligations, Series 2008A-1, 0.100%, 7/01/37	10/09 at 100.00	A-1	$600,000
	Total Short-Term Investments (cost $600,000)			600,000
	Total Investments (cost $200,304,231) – 98.9%			190,189,336
	Other Assets Less Liabilities – 1.1%			2,070,569
	Net Assets – 100%			$192,259,905

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$190,189,336	$—	$190,189,336

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $200,041,569.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$3,027,855
Depreciation	(12,880,088)
Net unrealized appreciation (depreciation) of investments	$(9,852,233)

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(ETM)	Escrowed to maturity.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.8%

$1,445	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	B3	$965,477
	Consumer Staples – 0.6%

790	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	658,260
	Education and Civic Organizations – 21.7%

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	No Opt. Call	Aa3	6,258,176

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:

100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	91,126

1,500	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,211,850

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	9/09 at 101.00	BBB	2,668,560

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:

1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	870,140

1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	808,530

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AAA	3,164,206

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19	9/13 at 100.00	AA–	796,305

895	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	912,354

2,000	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	2,024,920

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,152,040

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	Aaa	520,395

2,230	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	2,310,637

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	8/09 at 101.00	BBB–	364,795
25,475	Total Education and Civic Organizations			25,154,034
	Health Care – 22.8%

2,900	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 – ACA Insured	8/09 at 101.00	N/R	2,144,782

4,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Boston Medical Center Issue, Series B (2008), 5.250%, 7/01/38	7/18 at 100.00	A–	3,433,360

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.500%, 1/15/38	1/18 at 100.00	N/R	1,090,215

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	1,105,050

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	11/11 at 101.00	BBB–	2,222,790

50	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A, 5.750%, 7/01/28	1/11 at 100.00	BBB	41,125

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22	7/12 at 101.00	BBB	$920,650

790	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A	792,141

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – FSA Insured	8/12 at 100.00	AAA	1,016,480

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	BBB–	883,838

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – FSA Insured	7/09 at 100.50	AAA	1,457,910

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	AA–	1,915,860

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A	1,918,080

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:

2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	1,376,408

1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	649,980

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	803,418

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB	2,205,720

105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/11 at 101.00	AA	106,713

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2001C, 6.625%, 7/01/32	7/11 at 100.00	BBB	363,146

2,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	1,986,439
32,725	Total Health Care			26,434,105
	Housing/Multifamily – 6.4%

1,115	Framingham Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Refunding Bonds, Beaver Terrace Apartments, Series 2000A, 6.350%, 2/20/32	8/10 at 105.00	Aaa	1,227,336

2,160	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	1,956,139

2,700	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	12/09 at 102.00	N/R	2,343,681

530	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)	6/15 at 100.00	AA–	491,061

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	486,470

950	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – MBIA Insured	7/09 at 101.00	Aaa	956,346
7,955	Total Housing/Multifamily			7,461,033
	Housing/Single Family – 1.2%

1,120	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.203%, 12/01/33 (IF)	6/18 at 100.00	Aa2	1,144,494

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$285	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	$259,011
1,405	Total Housing/Single Family			1,403,505
	Industrials – 0.7%

510	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	443,884

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	391,872
910	Total Industrials			835,756
	Long-Term Care – 7.7%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,205,475

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	2,883,906

50	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/11 at 102.00	BBB–	47,986

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 – RAAI Insured	9/09 at 102.00	BBB–	1,611,465

740	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – MBIA Insured	7/09 at 100.00	AA–	740,311

610	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/11 at 101.00	BBB–	558,730

2,020	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)	6/09 at 102.00	AAA	1,870,419
10,930	Total Long-Term Care			8,918,292
	Tax Obligation/General – 6.3%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	A1	531,215

850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	A1	897,762

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	A	1,055,470

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	1,012,050

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AAA	3,072,725

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A	735,361
6,540	Total Tax Obligation/General			7,304,583
	Tax Obligation/Limited – 5.8%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A	682,611

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A	406,605

815	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	A1	780,436

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:

$1,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	A1		$1,128,412

1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	A1		1,234,553

670	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA–		713,644

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aa3		1,828,233
6,360	Total Tax Obligation/Limited				6,774,494
	Transportation – 6.3%

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 – MBIA Insured	7/13 at 100.00	AA–		3,900,003

1,800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA–		1,536,588

3,525	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A		1,876,005
9,160	Total Transportation				7,312,596
	U.S. Guaranteed – 4.7% (4)

90	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa3	(4)	96,085

75	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa2	(4)	88,587

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A–	(4)	60,069

785	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded 8/01/10)	8/10 at 100.00	AAA		808,589

210	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)	1/12 at 101.00	A	(4)	236,643

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	661,668

2,890	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R	(4)	3,080,191

330	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/09 at 100.00	AAA		411,025
5,030	Total U.S. Guaranteed				5,442,857
	Utilities – 4.9%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – MBIA Insured	1/12 at 101.00	AA–		999,130

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	No Opt. Call	A–		506,650

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/09 at 102.00	BBB		813,430

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	AA–		2,436,625

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998. 5.300%, 7/01/18	7/09 at 100.00	N/R		899,790
6,000	Total Utilities				5,655,625

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 3.6%

$60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA	$63,594

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	399,205

2,080	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/29 – MBIA Insured	8/17 at 100.00	AA+	2,161,869

1,125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	881,235

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	737,595
4,405	Total Water and Sewer			4,243,498
$119,130	Total Investments (cost $116,153,281) – 93.5%			108,564,115
	Other Assets Less Liabilities – 6.5%			7,559,880
	Net Assets – 100%			$116,123,995

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$108,564,115	$—	$108,564,115

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $116,104,004.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$2,912,514
Depreciation	(10,452,403)
Net unrealized appreciation (depreciation) of investments	$(7,539,889)

26	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 9.6%

$865	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	$801,820

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B, 5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,211,850

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – MBIA Insured	9/17 at 100.00	AA–	857,088

1,790	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	1,824,708

1,000	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	1,012,460

1,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds Lesley University Issue, Series A (2009), 5.000%, 7/01/29 – AGC Insured	No Opt. Call	AAA	1,013,410

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	AA–	1,026,590
8,050	Total Education and Civic Organizations			7,747,926
	Health Care – 13.0%

2,000	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 – MBIA Insured	8/12 at 100.00	AA+	2,066,760

5	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1989G-2, 7.200%, 7/01/09 – MBIA Insured	6/09 at 100.00	AA	5,022

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1998B-1, 5.375%, 2/01/28 – MBIA Insured	8/18 at 100.00	AA–	234,705

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1998B-2, 5.000%, 2/01/25 – MBIA Insured	8/18 at 100.00	AA–	456,740

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – MBIA Insured	7/18 at 100.00	A3	939,390

1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – MBIA Insured	7/09 at 101.00	AA–	970,838

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – FSA Insured	8/12 at 100.00	AAA	1,016,480

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	AA–	1,341,102

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	1,161,660

2,290	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	7/09 at 100.00	AA–	2,292,656
11,045	Total Health Care			10,485,353
	Housing/Multifamily – 5.6%

1,125	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	1,018,823

190	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 – MBIA Insured (Alternative Minimum Tax)	6/09 at 100.50	AA–	189,276

610	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – MBIA Insured	7/09 at 101.00	Aaa	614,075

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	AAA	2,680,240
4,500	Total Housing/Multifamily			4,502,414

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 7.0%

$2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	$2,472,075

3,185	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)	6/09 at 101.00	AA+	3,154,488
5,685	Total Long-Term Care			5,626,563
	Tax Obligation/General – 25.6%

1,520	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 – FSA Insured	2/13 at 101.00	AAA	1,663,762

1,265	Freetown Lakeville Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/01/15 – MBIA Insured	1/13 at 101.00	AA–	1,359,116

3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 – MBIA Insured	No Opt. Call	AA	3,509,970

1,025	Monson, Massachusetts, Unlimited Tax General Obligation School Refunding Bonds, Series 1993, 5.500%, 10/15/10 – MBIA Insured	No Opt. Call	AA–	1,085,065

1,250	Northampton, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 9/01/19 – MBIA Insured	9/12 at 101.00	A1	1,333,738

190	Northfield, Massachusetts, General Obligation Bonds, Series 1992, 6.350%, 10/15/09 – MBIA Insured	No Opt. Call	AA–	193,931

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	No Opt. Call	AAA	1,443,204

1,230	Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds, Series 2002, 5.375%, 6/15/19 – AMBAC Insured	6/12 at 101.00	Aa3	1,288,585

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:

275	5.500%, 7/01/16 – FSA Insured	No Opt. Call	AAA	288,459

1,490	5.500%, 7/01/17 – FSA Insured	No Opt. Call	AAA	1,560,179

980	5.500%, 7/01/19 – FSA Insured	No Opt. Call	AAA	1,029,108

4,300	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	3,947,398

1,000	Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – FSA Insured	10/15 at 100.00	Aa3	1,139,080

220	Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 – MBIA Insured	8/09 at 100.00	AA–	221,091

545	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/11 at 100.00	AA–	566,729
19,640	Total Tax Obligation/General			20,629,415
	Tax Obligation/Limited – 13.0%

560	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	A1	536,250

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AAA	2,528,600

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	A1	1,100,890

3,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – FSA Insured	8/15 at 100.00	AAA	3,492,192

460	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA–	489,964

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	369,132

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – MBIA Insured	7/14 at 100.00	AA–	1,954,960
10,195	Total Tax Obligation/Limited			10,471,988

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 6.7%

$1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – MBIA Insured	7/13 at 100.00	AA–		$1,073,610

800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA–		682,928

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A		282,066

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 – MBIA Insured	7/09 at 100.00	AA–		1,717,440

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39 – AMBAC Insured	7/09 at 101.00	A		1,657,660
6,330	Total Transportation				5,413,704
	U.S. Guaranteed – 6.5% (4)

455	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa3	(4)	485,763

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – MBIA Insured	7/21 at 100.00	AAA		329,353

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	661,668

435	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Nuclear Project 6, Series 1993A, 5.000%, 7/01/10 – AMBAC Insured (ETM)	7/09 at 100.00	Aaa		442,099

1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/17 (Pre-refunded 3/01/12) – FSA Insured	3/12 at 100.00	AAA		1,098,010

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	2,260,640
4,785	Total U.S. Guaranteed				5,277,533
	Utilities – 1.8%

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – MBIA Insured	1/12 at 101.00	AA–		1,498,695
	Water and Sewer – 8.6%

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – FSA Insured	No Opt. Call	AAA		1,170,310

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:

1,650	5.000%, 8/01/27 – MBIA Insured	8/17 at 100.00	AA+		1,740,420

750	5.000%, 8/01/28 – MBIA Insured	8/17 at 100.00	AA+		785,288

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:

1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+		1,535,280

875	4.000%, 8/01/46	8/16 at 100.00	AA+		685,405

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA–		1,025,680
6,775	Total Water and Sewer				6,942,383
$78,505	Total Investments (cost $79,777,412) – 97.4%				78,595,974
	Other Assets Less Liabilities – 2.6%				2,080,231
	Net Assets – 100%				$80,676,205

30	Nuveen Investments

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$78,595,974	$—	$78,595,974

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $79,731,922.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$2,155,172
Depreciation	(3,291,120)
Net unrealized appreciation (depreciation) of investments	$(1,135,948)

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period . Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.0%

$4,060	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$3,382,954
	Education and Civic Organizations – 21.7%

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – MBIA Insured	7/17 at 100.00	AA–	1,715,480

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A	4,002,200

4,450	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – MBIA Insured	7/17 at 100.00	AA–	4,556,845

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 – MBIA Insured	7/18 at 100.00	AA	4,058,200

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – MBIA Insured	7/17 at 100.00	AA–	1,770,140

	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds, Series 2006G:

4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	4,523,372

2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	1,906,245

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AA–	1,475,459

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	7/09 at 100.50	BBB–	1,421,818

1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	1,039,635

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:

360	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	BBB–	313,747

400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	333,328

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 – MBIA Insured	7/09 at 101.00	Baa1	2,002,800

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – MBIA Insured	1/15 at 100.00	Baa1	682,578

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001E, 5.250%, 7/01/21	7/11 at 101.00	A2	921,960

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:

395	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	BBB	383,458

265	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	BBB	247,579

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured	7/09 at 100.50	BBB–	959,389

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – MBIA Insured	7/14 at 100.00	AA–	708,832

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:

1,400	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	1,358,028

6,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	5,245,020

4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2002W, 5.125%, 7/01/27	7/09 at 100.00	AAA	4,504,410

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	695,337

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,284,365

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	$3,092,250

610	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)	11/11 at 100.00	Aa3	602,302

	University of Connecticut, General Obligation Bonds, 2009 Series A:

1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,068,130

1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,061,560

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 – MBIA Insured	1/14 at 100.00	AA	1,585,201

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – FSA Insured	2/15 at 100.00	AAA	2,957,399

2,160	University of Connecticut, Student Fee Revenue Bonds, Series 2002A, 5.250%, 5/15/18	5/12 at 100.00	AA–	2,299,212

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 – FGIC Insured	11/12 at 101.00	AA–	3,376,183
72,375	Total Education and Civic Organizations			71,152,462
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	410,100
	Health Care – 8.5%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – MBIA Insured	7/09 at 100.00	AA–	2,008,920

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	3,414,800

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 1999F, 5.750%, 11/15/29 – MBIA Insured	11/09 at 101.00	AA–	1,462,995

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 1999G:

500	5.700%, 7/01/22 – AMBAC Insured	7/09 at 101.00	BBB	477,995

1,000	5.625%, 7/01/25 – AMBAC Insured	7/09 at 101.00	BBB	919,030

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	BBB–	587,994

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005,, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	BBB–	1,841,504

950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	728,052

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	83,221

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/18 – MBIA Insured	7/09 at 101.00	Baa1	949,130

2,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%, 7/01/20 – RAAI Insured	7/09 at 101.00	BBB–	2,468,033

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 1998, 5.000%, 7/01/28 – FSA Insured	7/18 at 100.00	AAA	1,995,040

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	A1	10,621,468

240	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex Health Services, Series 1997H, 5.125%, 7/01/27 – MBIA Insured	7/09 at 100.00	A3	202,920
30,345	Total Health Care			27,761,102

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 2.0%

$1,785	Bridgeport Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Stratfield Apartments, Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)	12/09 at 102.00	N/R	$1,617,406

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41 (Alternative Minimum Tax)	12/09 at 100.00	AAA	2,005,880

3,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,797,230
6,785	Total Housing/Multifamily			6,420,516
	Housing/Single Family – 5.5%

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:

1,595	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,539,877

5,160	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	5,003,962

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	5,043,950

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:

1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,483,567

1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,569,065

3,500	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,391,955
18,600	Total Housing/Single Family			18,032,376
	Industrials – 1.8%

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/09 at 100.00	BB+	4,873,470

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/11 at 102.00	Ba1	907,340
6,250	Total Industrials			5,780,810
	Long-Term Care – 4.5%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997:

1,070	5.700%, 4/01/12	10/09 at 100.00	BBB–	1,059,033

2,560	5.800%, 4/01/21	10/09 at 100.00	BBB–	2,328,627

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:

1,000	5.500%, 9/01/15 – RAAI Insured	9/09 at 102.00	BBB–	976,320

500	5.625%, 9/01/22 – RAAI Insured	9/09 at 102.00	BBB–	450,770

1,875	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	6/09 at 101.00	BBB+	1,763,850

1,000	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Mary Wade Home Inc., Series 1999A, 6.375%, 12/01/18	12/09 at 102.00	N/R	1,024,440

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:

2,200	5.250%, 8/01/19 – RAAI Insured	2/10 at 102.00	BBB	2,137,410

3,910	5.375%, 8/01/24 – RAAI Insured	2/10 at 102.00	BBB	3,694,481

1,000	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38	8/09 at 101.00	NR	967,860

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$500	Connecticut Housing Finance Authority, Group Home Mortgage Finance Program Special Obligation Bonds, Series 2000GH-5, 5.850%, 6/15/30 – AMBAC Insured	6/10 at 102.00	A	$504,830
15,615	Total Long-Term Care			14,907,621
	Materials – 0.2%

1,000	Sprague, Connecticut, Environmental Improvement Revenue Bonds, International Paper Company, Series 1997A, 5.700%, 10/01/21 (Alternative Minimum Tax)	10/09 at 100.00	BBB	825,360
	Tax Obligation/General – 15.9%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	Baa1	1,493,115

395	Colchester, Connecticut, General Obligation Bonds, Series 2001, 5.500%, 6/15/14 – FGIC Insured	6/11 at 102.00	A1	424,945

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	2,470,709

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,299,199

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	2,394,612

	Connecticut State, General Obligation Bonds, Series 2008C:

1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,086,010

1,000	5.000%, 11/01/27	11/18 at 100.00	AA	1,079,460

1,000	5.000%, 11/01/28	11/18 at 100.00	AA	1,072,150

	Connecticut, General Obligation Bonds, Series 2001C:

5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,779,650

10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	11,694,100

545	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 – FGIC Insured	7/11 at 102.00	Aa3	590,671

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:

1,195	5.000%, 8/01/20 – FSA Insured	8/15 at 100.00	AAA	1,287,075

595	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	633,383

1,210	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	1,210,133

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	552,677

	Old Saybrook, Connecticut, General Obligation Bonds, Series 1991:

275	6.500%, 2/15/10 – AMBAC Insured	No Opt. Call	Aa3	286,025

270	6.500%, 2/15/11 – AMBAC Insured	No Opt. Call	Aa3	292,877

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:

700	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	742,595

2,125	5.500%, 7/01/16 – FSA Insured	No Opt. Call	AAA	2,228,998

2,500	5.500%, 7/01/17 – FSA Insured	No Opt. Call	AAA	2,617,750

2,870	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	3,013,213

1,875	5.500%, 7/01/19 – FSA Insured	No Opt. Call	AAA	1,968,956

1,700	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	1,560,600

420	Regional School District 15, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/22 – FSA Insured	8/10 at 101.00	Aa3	432,172

	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds, Series 2000:

650	5.500%, 3/15/18 – FSA Insured	3/10 at 101.00	Aa3	673,485

650	5.625%, 3/15/19 – FSA Insured	3/10 at 101.00	Aa3	674,642

650	5.700%, 3/15/20 – FSA Insured	3/10 at 101.00	Aa3	675,344

140	Winchester, Connecticut, General Obligation Bonds, Series 1990, 6.750%, 4/15/10	No Opt. Call	A2	147,190
48,280	Total Tax Obligation/General			52,381,736

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited – 11.7%

$2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA		$2,543,242

1,250	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AAA		1,332,825

825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities Program, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	7/09 at 101.00	BBB		813,978

2,895	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for Waterbury Inc., Series 1998A, 6.750%, 7/01/28	7/09 at 104.00	A		3,016,040

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:

1,275	5.000%, 12/15/20	12/11 at 101.00	AA–		1,329,468

1,000	5.000%, 12/15/30	12/11 at 101.00	AA–		1,010,640

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2008A, 5.000%, 11/01/28	No Opt. Call	AA		5,174,550

1,150	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA		1,249,061

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA		4,179,800

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA		1,035,990

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA		5,231,700

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:

200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A		183,592

4,100	5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AA–		3,749,573

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA		4,741,884

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–		995,537

1,700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AA–		1,704,471
37,695	Total Tax Obligation/Limited				38,292,351
	Transportation – 1.1%

2,100	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)	4/11 at 101.00	AA–		1,952,643

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	BBB		1,508,009

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/09 at 100.00	CCC+		115,635
3,710	Total Transportation				3,576,287
	U.S. Guaranteed – 8.8% (4)

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded 7/15/10) – FGIC Insured	7/10 at 101.00	AAA		1,066,320

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – FSA Insured	9/13 at 100.00	AAA		1,657,397

	Cheshire, Connecticut, General Obligation Bonds, Series 1999:

660	5.625%, 10/15/18 (Pre-refunded 10/15/09)	10/09 at 101.00	Aa2	(4)	679,628

660	5.625%, 10/15/19 (Pre-refunded 10/15/09)	10/09 at 101.00	Aa2	(4)	679,628

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A:

$1,305	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB–	(4)	$1,394,993

55	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB–	(4)	58,768

925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – FSA Insured	3/11 at 101.00	AAA		997,224

1,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	7/09 at 100.00	AAA		1,336,128

2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA	(4)	2,246,420

470	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 102.00	Aa3	(4)	518,575

1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.500%, 7/01/25 (Pre-refunded 7/01/10)	7/10 at 100.00	Baa2	(4)	1,063,540

365	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A–	(4)	388,736

975	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 (Pre-refunded 6/01/10) – ACA Insured	6/10 at 100.00	AAA		1,028,830

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:

2,540	5.500%, 10/01/32	10/10 at 101.00	AAA		2,668,346

4,500	5.500%, 10/01/40	10/10 at 101.00	AAA		4,727,385

590	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		611,995

1,460	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 (Pre-refunded 5/01/11) – FSA Insured	5/11 at 101.00	Aa3	(4)	1,585,662

135	University of Connecticut, General Obligation Bonds, Series 2000A, 5.550%, 3/01/18 (Pre-refunded 3/01/10) – FGIC Insured	3/10 at 101.00	AA	(4)	141,538

1,000	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/18 (Pre-refunded 4/01/12)	4/12 at 100.00	AA	(4)	1,111,570

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	2,175,380

	Waterbury, Connecticut, General Obligation Bonds, Series 2002A:

1,500	5.375%, 4/01/16 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA		1,667,355

1,090	5.375%, 4/01/17 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA		1,211,611
26,745	Total U.S. Guaranteed				29,017,029
	Utilities – 9.7%

3,800	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A1		4,136,186

2,025	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993A, 5.850%, 9/01/28	10/09 at 101.50	Baa1		2,021,315

3,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/09 at 101.50	BBB		2,994,540

3,040	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1		2,606,830

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:

$1,080	5.500%, 1/01/14 (Alternative Minimum Tax)	7/09 at 100.00	BBB	$1,063,854

6,550	5.500%, 1/01/20 (Alternative Minimum Tax)	7/09 at 100.00	BBB	6,258,590

	Guam Power Authority, Revenue Bonds, Series 1999A:

2,280	5.125%, 10/01/29 – MBIA Insured	10/09 at 101.00	AA–	1,880,818

1,000	5.125%, 10/01/29 – AMBAC Insured	10/09 at 101.00	A	792,020

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:

5,000	5.000%, 7/01/19 – MBIA Insured	No Opt. Call	AA–	4,984,100

5,000	5.000%, 7/01/20 – MBIA Insured	No Opt. Call	AA–	4,959,900
32,775	Total Utilities			31,698,153
	Water and Sewer – 7.7%

1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	10/09 at 101.00	N/R	1,571,308

2,875	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 200.7, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	2,206,016

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,693,995

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:

3,840	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AA–	3,819,917

4,670	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AA–	4,543,303

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,106,393

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:

3,000	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AA–	3,119,550

3,955	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AA–	3,963,582

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – MBIA Insured	8/16 at 100.00	AA–	2,801,345

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	551,292
26,090	Total Water and Sewer			25,376,701
$330,825	Total Investments (cost $334,954,420) – 100.2%			329,015,558
	Floating Rate Obligations – (3.0)%			(10,000,000)
	Other Assets Less Liabilities – 2.8%			9,328,475
	Net Assets – 100%			$328,344,033

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

38	Nuveen Investments

The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$329,015,558	$—	$329,015,558

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $324,783,641.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$7,768,313
Depreciation	(13,536,346)
Net unrealized appreciation (depreciation) of investments	$(5,768,033)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:

$280	5.000%, 1/01/32	1/15 at 100.00	B1	$143,228

240	5.125%, 1/01/37	1/15 at 100.00	B1	120,262
520	Total Consumer Discretionary			263,490
	Consumer Staples – 2.4%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:

1,635	4.750%, 6/01/34	6/17 at 100.00	BBB	1,020,044

6,500	5.000%, 6/01/41	6/17 at 100.00	BBB	3,935,035
8,135	Total Consumer Staples			4,955,079
	Education and Civic Organizations – 9.8%

360	New Brunswick Housing Authority, New Jersey, Lease Revenue Refunding Bonds, Rutgers University, Series 1998, 4.750%, 7/01/18 – FGIC Insured	7/09 at 101.00	AA	364,399

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	BBB	394,069

2,000	New Jersey Educational Facilities Authority Revenue Bonds, The Richard Stockton College of New Jersey Issue Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A3	2,054,140

2,500	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32	6/19 at 100.00	Baa2	2,610,775

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	2,106,575

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	931,690

425	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	350,672

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	1,510,787

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – MBIA Insured	7/14 at 100.00	AA–	46,898

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A2	1,513,428

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A2	1,003,588

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:

125	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A	132,664

265	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A	279,180

815	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A	799,042

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	Baa1	291,131

190	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	Baa1	149,950

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	AA–	431,190

315	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Monmouth College, Series 1993A, 5.625%, 7/01/13	7/09 at 100.00	A3	315,198

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AAA	4,135,520

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	$1,076,895
21,135	Total Education and Civic Organizations			20,497,791
	Financials – 0.4%

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Baa3	808,660
	Health Care – 19.6%

2,500	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	1,942,075

	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A:

3,000	5.000%, 2/15/25	2/15 at 100.00	BBB	2,319,930

350	5.750%, 2/15/34	8/14 at 100.00	BBB	264,929

4,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	3,768,080

4,375	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	BBB	4,364,806

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,045,369

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33	7/13 at 100.00	Baa1	1,351,318

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa2	1,461,780

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	112,783

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A–	1,799,800

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	1,467,813

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:

600	5.500%, 7/01/21	7/11 at 100.00	A2	605,022

265	5.625%, 7/01/31	7/11 at 100.00	A2	257,644

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	237,430

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2000, 5.750%, 7/01/31	7/10 at 100.00	A2	1,997,400

900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	BBB–	674,307

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A:

750	5.000%, 7/01/29	1/17 at 100.00	Baa2	585,413

15,000	0.000%, 7/01/35	1/17 at 39.39	Baa2	1,488,300

1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	BBB–	1,078,440

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:

125	5.500%, 7/01/23	7/13 at 100.00	Ba2	82,716

1,125	5.500%, 7/01/33	7/13 at 100.00	Ba2	617,490

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:

$830	5.000%, 7/01/25	7/16 at 100.00	A2	$797,149

860	5.000%, 7/01/36	7/16 at 100.00	A2	763,336

1,660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/30	7/10 at 100.00	Baa2	1,646,189

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 – FSA Insured	7/09 at 101.00	AAA	1,519,185

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	1,014,600

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	BBB–	1,417,282

5,500	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AAA	5,400,449

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	7/09 at 100.00	AA–	1,001,160
58,260	Total Health Care			41,082,195
	Housing/Multifamily – 1.9%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	983,690

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – FSA Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,509,255

570	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – FSA Insured	8/10 at 100.00	AAA	575,255

825	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/09 at 102.00	Aaa	846,326
3,895	Total Housing/Multifamily			3,914,526
	Housing/Single Family – 4.1%

2,965	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U, 5.700%, 10/01/14 – MBIA Insured (Alternative Minimum Tax)	10/09 at 100.00	Aaa	2,978,669

510	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – MBIA Insured (Alternative Minimum Tax)	10/10 at 100.00	Aaa	512,326

2,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,722,340

3,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	3,284,640

115	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/09 at 100.00	N/R	115,145
8,590	Total Housing/Single Family			8,613,120
	Industrials – 1.0%

2,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory put 12/01/09)	No Opt. Call	BBB	2,029,000

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long Term-Care – 5.8%

$785	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	$532,984

1,200	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	7/09 at 101.00	N/R	992,760

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	1,727,375

5,100	New Jersey Economic Development Authority, Revenue Bonds, Jewish Community Housing Corporation of Metropolitan New Jersey, Series 1999, 5.900%, 12/01/31	12/09 at 101.00	Aa2	5,181,038

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/11 at 102.00	A–	624,390

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	133,531

1,500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	7/09 at 101.00	BB+	1,037,610

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:

1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	BBB–	887,030

1,350	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	BBB–	1,042,457
13,650	Total Long-Term Care			12,159,175
	Materials – 0.2%

500	Union County Pollution Control Financing Authority, New Jersey, Revenue Refunding Bonds, American Cyanamid Company, Series 1994, 5.800%, 9/01/09	No Opt. Call	Baa1	501,660
	Tax Obligation/General – 4.4%

1,445	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 – FGIC Insured	1/11 at 100.00	AA–	1,495,431

500	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 1992, 5.875%, 8/01/11	No Opt. Call	AA	550,030

250	Union City, Hudson County, New Jersey, General Obligation Bonds, Series 1992, 6.375%, 11/01/10 – FSA Insured	No Opt. Call	AAA	269,650

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	6/09 at 101.00	AA+	4,590,949

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – FSA Insured	1/16 at 100.00	Aa2	2,292,156
9,305	Total Tax Obligation/General			9,198,216
	Tax Obligation/Limited – 20.1%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	739,037

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:

1,000	5.000%, 12/01/20 – MBIA Insured	12/13 at 100.00	AA	1,066,190

695	5.000%, 12/01/21 – MBIA Insured	12/13 at 100.00	AA	734,983

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	A1	917,747

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – FSA Insured	No Opt. Call	AAA	1,044,153

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:

395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	414,276

920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	935,300

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,750	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 – MBIA Insured	8/11 at 100.00	Aa2	$1,753,798

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	2,300,551

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:

830	5.500%, 6/15/24	6/12 at 100.00	BBB	703,641

1,560	5.750%, 6/15/34	6/14 at 100.00	BBB	1,244,677

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – FSA Insured	3/15 at 100.00	AAA	1,040,460

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – MBIA Insured	7/14 at 100.00	AA–	2,836,912

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:

85	5.125%, 6/15/27	6/17 at 100.00	Baa3	68,362

145	5.125%, 6/15/37	6/17 at 100.00	Baa3	107,441

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	823,725

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured	No Opt. Call	AAA	787,353

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:

1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	1,081,332

1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,874,869

4,495	5.000%, 9/15/26 – AMBAC Insured	No Opt. Call	AA–	4,468,929

1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	1,307,152

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:

3,000	5.000%, 10/01/28	10/18 at 100.00	AA–	3,040,020

950	5.250%, 10/01/38	10/18 at 100.00	AA–	956,204

1,295	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	AA–	1,339,108

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:

560	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA–	606,110

1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA–	1,068,820

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – MBIA Insured	No Opt. Call	AA–	1,690,605

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	2,085,820

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:

5,800	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	1,836,976

4,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	951,320

5,450	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,123,082

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AA–	507,980

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	376,903

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–		$426,659
52,775	Total Tax Obligation/Limited				42,260,495
	Transportation – 14.0%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:

1,335	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AA–		1,351,154

500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AA–		507,520

3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%, 1/01/22 – FSA Insured	1/10 at 100.00	AAA		3,530,485

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:

40	6.500%, 1/01/16	No Opt. Call	A+		46,928

485	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA–		578,430

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AA–		5,296,399

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA		1,422,421

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA–		2,026,220

2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–		2,590,950

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.017%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		454,692

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–		6,085,136

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:

1,000	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA–		1,047,880

2,000	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	6/09 at 101.00	AA–		1,798,380

3,125	5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	6/09 at 100.00	AA–		2,721,375
29,205	Total Transportation				29,457,970
	U.S. Guaranteed – 11.2% (4)

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	2,857,075

670	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	(4)	845,172

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured	7/16 at 100.00	A	(4)	485,012

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:

1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2	(4)	2,091,724

525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2	(4)	601,729

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+	(4)	564,720

165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Hospital, Series 1979A, 8.750%, 7/01/09 (ETM)	No Opt. Call	Aaa		166,228

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	BBB–	(4)	982,448

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	BBB–	(4)	552,524

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:

$10	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		$12,378

165	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	207,083

600	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		700,620

165	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		192,671

115	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	133,554

10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	11,677

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured	1/14 at 100.00	AA–	(4)	432,000

3,900	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/24	10/10 at 101.00	AAA		4,090,671

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	AAA		4,473,280

2,510	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		2,739,740

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:

475	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		496,622

750	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		861,045
21,035	Total U.S. Guaranteed				23,497,973
	Utilities – 0.6%

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1		1,222,738
	Water and Sewer – 1.2%

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,373,873

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R		501,105

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		737,595
2,640	Total Water and Sewer				2,612,573
$233,895	Total Investments (cost $210,227,418) – 96.8%				203,074,661
	Other Assets Less Liabilities – 3.2%				6,713,355
	Net Assets – 100%				$209,788,016

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

46	Nuveen Investments

The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$203,074,661	$—	$203,074,661

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $210,085,240.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$5,314,993
Depreciation	(12,325,572)
Net unrealized appreciation (depreciation) of investments	$(7,010,579)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BB+	$417,294
	Consumer Staples – 2.3%

690	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	620,179

1,175	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	979,057

370	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	BBB	330,706

1,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008B, 6.000%, 6/01/48	6/18 at 100.00	N/R	784,830

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 0.000%, 6/01/44	6/22 at 100.00	N/R	3,947,972

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:

2,100	4.750%, 6/01/22	6/16 at 100.00	BBB	1,726,683

1,225	5.000%, 6/01/26	6/16 at 100.00	BBB	958,060
13,210	Total Consumer Staples			9,347,487
	Education and Civic Organizations – 11.8%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	545,398

290	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	N/R	187,427

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	174,567

2,820	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	BBB–	2,255,803

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – MBIA Insured	7/17 at 100.00	AA–	1,902,146

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 – RAAI Insured	7/11 at 102.00	BBB–	656,079

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – MBIA Insured	7/09 at 100.50	AA–	1,862,580

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:

1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	AA–	1,332,625

2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	AA–	2,120,460

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/15 at 100.00	AA–	966,740

2,700	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 – RAAI Insured	7/09 at 101.00	BBB–	2,690,631

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999, 6.000%, 7/01/24 – RAAI Insured	7/09 at 102.00	BBB–	1,281,025

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured	No Opt. Call	AAA	4,675,960

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	1,093,600

195	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1990C, 7.500%, 7/01/10	No Opt. Call	A1	200,589

2,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	1,977,503

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	$587,245

1,475	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,485,148

2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	N/R	1,184,040

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:

5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,340,434

2,000	5.000%, 8/01/36	8/16 at 100.00	A–	1,782,320

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:

2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	A	2,223,083

2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	A	1,596,660

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:

900	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AA–	756,648

1,840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,340,661

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Aa2	988,880

	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A:

3,000	5.500%, 11/01/16 – RAAI Insured	11/11 at 101.00	BBB	3,019,350

1,000	5.350%, 11/01/23 – RAAI Insured	11/11 at 101.00	BBB	951,690

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	319,795

905	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	6/09 at 100.00	BB+	800,753

1,000	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	8/10 at 100.00	N/R	775,060
51,170	Total Education and Civic Organizations			47,074,900
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	410,100
	Financials – 1.0%

500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	468,500

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	3,337,981
3,975	Total Financials			3,806,481
	Health Care – 16.1%

3,500	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	2,816,135

3,125	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc., Series 1997, 5.950%, 2/01/17	8/09 at 100.00	AAA	3,130,469

3,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	BBB	2,949,520

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:

$3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	A	$3,060,180

1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	A	1,757,871

4,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	A–	4,144,096

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	7/09 at 100.00	A3	2,736,870

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	7/10 at 101.00	Baa1	3,051,750

7,400	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30	7/11 at 101.00	Ba1	5,611,568

7,465	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	7,336,453

1,650	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 6.500%, 7/01/25	7/10 at 101.00	A3	1,682,357

3,205	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured	8/14 at 100.00	AAA	3,408,293

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	550,716

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	Baa2	4,938,192

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,387,605

2,400	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured	8/14 at 100.00	AAA	2,382,168

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	834,380

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:

410	4.500%, 2/01/17	No Opt. Call	BBB–	374,720

710	5.250%, 2/01/27	No Opt. Call	BBB–	581,313

635	5.500%, 2/01/32	No Opt. Call	BBB–	507,981

545	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health System Obligated Group, Series 2001B, 5.875%, 11/01/11	No Opt. Call	A3	565,285

2,550	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	2,604,366

775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba2	597,835

2,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba2	1,596,966

1,250	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15	9/09 at 100.00	N/R	1,216,288

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds. Saratoga Hospital Project, Series 2007B:

1,000	5.125%, 12/01/27	12/17 at 100.00	BBB+	874,650

500	5.250%, 12/01/32	12/17 at 100.00	BBB+	418,910

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:

$850	6.000%, 11/01/22	11/12 at 100.00	Baa1	$849,949

1,220	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,088,618

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	B–	816,070
69,665	Total Health Care			63,871,574
	Housing/Multifamily – 5.7%

335	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/10 at 102.00	AAA	347,351

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	816,500

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:

2,000	5.500%, 11/01/31	5/11 at 101.00	AA	2,015,980

2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,014,340

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA	1,956,640

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:

910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	918,145

450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	434,462

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,027,580

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	508,205

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,438,950

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	672,507

1,900	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – FSA Insured	11/09 at 100.00	AAA	1,902,185

1,860	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,787,293

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/11 at 100.00	Aa1	982,680

1,220	Tonawanda Housing Authority, New York, Housing Revenue Bonds, Kibler Senior Housing LP, Series 1999A, 7.750%, 9/01/31 (4)	9/09 at 103.00	N/R	853,902

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/11 at 102.00	Aaa	3,052,452
23,450	Total Housing/Multifamily			22,729,172
	Housing/Single Family – 2.0%

845	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	791,655

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,144,720

890	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	853,937

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$615	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/09 at 100.00	Aa1	$615,289

1,470	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95, 5.625%, 4/01/22	4/10 at 100.00	Aa1	1,481,172

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,619,612

280	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	10/10 at 100.00	Aaa	278,564
8,135	Total Housing/Single Family			7,784,949
	Long-Term Care – 3.9%

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 – AMBAC Insured	8/09 at 100.00	A	2,250,540

275	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 – MBIA Insured	2/12 at 101.00	AA–	277,527

1,425	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	8/09 at 100.00	AAA	1,427,722

1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	A–	1,084,435

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Aa3	596,629

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	7/10 at 102.00	BBB	881,740

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:

50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	32,152

415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	245,385

1,290	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,300,359

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:

1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	782,300

1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	883,506

800	6.200%, 7/01/33	7/16 at 101.00	N/R	584,304

250	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	239,005

5,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential Healthcare Facility, Series 1997A, 5.800%, 8/01/37	8/09 at 101.00	AAA	5,025,050
16,680	Total Long-Term Care			15,610,654
	Materials – 0.2%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/09 at 101.00	BBB	612,248
	Tax Obligation/General – 6.6%

1,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AA–	1,087,690

6,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	5,115,660

5	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/09 at 100.00	AA	5,018

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	$3,798,538

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	1,885,149

10,000	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	10,266,900

390	South Orangetown Central School District, Rockland County, New York, General Obligation Bonds, Series 1990, 6.875%, 10/01/09	No Opt. Call	Aa3	397,901

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:

880	5.250%, 7/01/23	7/09 at 100.00	A3	880,317

750	5.250%, 7/01/24	7/09 at 100.00	A3	750,195

2,085	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/18 – MBIA Insured	8/15 at 100.00	AA–	2,070,926
26,455	Total Tax Obligation/General			26,258,294
	Tax Obligation/Limited – 20.1%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	Baa1	993,900

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:

920	5.700%, 9/01/24	9/11 at 102.00	Baa2	818,322

1,155	5.750%, 9/01/32	9/11 at 102.00	Baa2	966,007

	Dormitory Authority of the State of New York, Residential Institutions for Children, Revenue Bonds, Series 2008-A1:

2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	1,981,220

2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,454,925

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 (WI/DD, Settling 6/17/09)	10/19 at 100.00	AAA	1,496,595

375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – FSA Insured	3/15 at 100.00	AAA	401,123

4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,164,320

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:

4,400	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	4,504,588

2,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,966,360

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:

1,825	5.750%, 7/01/18	No Opt. Call	AA–	2,069,276

4,400	5.125%, 1/01/29	7/12 at 100.00	AA–	4,406,644

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,126,272

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:

3,900	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	4,091,100

1,870	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,952,243

905	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	932,014

4,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	4,337,754

4,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	4,633,065

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,065	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23	2/13 at 100.00	AAA	$1,102,712

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	3,865,204

360	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bond Trust 3126, 12.132%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	365,443

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	187,740

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:

5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,333,760

60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	62,975

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,111,109

3,125	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – FSA Insured	No Opt. Call	AAA	3,556,500

1,375	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, Trust 2800, 19.055%, 4/01/20 – AMBAC Insured (IF)	No Opt. Call	AA	2,187,460

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	2,810,005

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:

3,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	3,380,421

2,755	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	2,810,045

4,945	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,026,444

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,087,030

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	358,650

300	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–	311,298
82,800	Total Tax Obligation/Limited			79,852,524
	Transportation – 11.2%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	AA–	1,632,525

7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A	6,815,620

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:

1,500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	1,558,500

1,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AA–	1,016,600

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/09 at 102.00	BB	320,555

5,265	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	5,580,268

600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	604,044

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	10/09 at 101.00	AA–	924,060

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–		$4,795,800

625	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–		637,388

865	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.017%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		936,449

1,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	6/09 at 100.00	AA–		1,306,260

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/09 at 100.00	CCC+		115,635

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002B, 5.250%, 11/15/19 (UB)	11/12 at 100.00	AA–		16,015,050

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA–		902,343

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.228%, 11/15/33 (IF)	11/18 at 100.00	AA–		1,536,045
43,885	Total Transportation				44,697,142
	U.S. Guaranteed – 4.9% (5)

2,000	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	BBB–	(5)	2,137,260

1,000	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown Community College, Series 2000A, 6.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(5)	1,083,630

1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa		1,752,393

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa		1,432,888

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)	10/09 at 106.27	Baa1	(5)	289,357

925	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		989,075

855	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	7/09 at 100.00	BBB	(5)	857,702

595	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		625,559

965	Nassau County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001B-1, 7.250%, 7/01/16 (Pre-refunded 7/01/11)	7/11 at 101.00	AAA		1,090,064

690	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(5)	743,999

95	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)	No Opt. Call	AAA		102,497

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded 3/15/13)	3/13 at 100.00	AAA		2,259,900

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(5)	1,359,613

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (5) (continued)

$2,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		$2,701,050

1,960	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)	2/11 at 100.00	BBB–	(5)	2,132,186
17,825	Total U.S. Guaranteed				19,557,173
	Utilities – 10.4%

2,350	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 – FSA Insured	No Opt. Call	AAA		1,482,028

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A3		6,264,780

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:

5,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–		5,683,700

1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–		1,233,528

500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–		485,000

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–		10,996,096

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–		2,145,168

3,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured	3/11 at 100.00	AA–		3,460,345

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa2		1,421,880

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa2		187,542

3,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2		3,009,150

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2		560,414

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:

1,550	5.300%, 1/01/13 (Alternative Minimum Tax)	7/09 at 101.00	N/R		1,371,611

4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	7/09 at 101.00	N/R		2,864,080

100	Westchester County Industrial Development Agency, Westchester County, New York, Resource Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)	No Opt. Call	BBB		99,939
42,320	Total Utilities				41,265,261
	Water and Sewer – 3.7%

4,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006A, 5.000%, 6/15/39	6/15 at 100.00	AAA		4,509,180

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA		4,274,040

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–		2,979,264

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	$1,475,190

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	A3	1,569,014
14,425	Total Water and Sewer			14,806,688
$415,860	Total Investments (cost $410,512,224) – 100.1%			398,101,941
	Floating Rate Obligations – (3.5)%			(13,830,000)
	Other Assets Less Liabilities – 3.4%			13,325,188
	Net Assets – 100%			$397,597,129

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$398,101,941	$—	$398,101,941

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $396,373,957.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$7,085,754
Depreciation	(19,226,576)
Net unrealized appreciation (depreciation) of investments	$(12,140,822)

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2009

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

58	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.5%

$1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – MBIA Insured	8/09 at 101.00	Baa1	$920,020

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	BBB	1,114,484

3,095	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Project, Series 2000A, 5.750%, 8/01/30 – AMBAC Insured	8/10 at 102.00	A	3,138,516

4,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – MBIA Insured	No Opt. Call	A	4,284,520

2,610	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	2,183,239

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,129,650

605	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	A2	618,243

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 – AMBAC Insured	7/11 at 100.00	Aa3	987,130

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	AA–	1,060,230

1,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/15 at 100.00	AA–	1,082,749

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	A	429,802

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – MBIA Insured	7/11 at 101.00	AA–	930,070

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 12.637%, 7/01/40 – AMBAC Insured (IF)	7/15 at 100.00	AAA	966,987

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BB+	2,008,575

1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	A	798,330

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:

720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	617,494

450	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AA–	378,324

1,710	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,245,940

585	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	Aa3	589,622
25,880	Total Education and Civic Organizations			24,483,925
	Health Care – 14.0%

3,305	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured	8/09 at 100.00	A	3,306,686

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured	8/09 at 101.00	BBB	2,021,620

6,115	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured	8/09 at 100.50	BBB	6,048,590

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	BBB	$1,951,428

1,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured	8/17 at 100.00	AAA	1,484,347

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	1,912,674

4,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured	8/09 at 101.00	BBB	4,007,120

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 – MBIA Insured	7/09 at 101.00	AA–	2,106,523

735	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	A	709,150

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – MBIA Insured	7/09 at 101.00	AA–	3,007,781

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AA	2,070,480

1,020	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured	8/14 at 100.00	AAA	1,084,699

1,650	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – MBIA Insured	11/09 at 100.50	AA–	1,663,794

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	BBB	5,032,300

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:

2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	2,048,820

1,750	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	1,787,310
40,235	Total Health Care			40,243,322
	Housing/Multifamily – 4.9%

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:

400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	439,068

400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	432,976

4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	4,093,190

593	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	6/09 at 105.00	BBB	623,890

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:

4,290	6.100%, 11/01/15 – FSA Insured	11/09 at 100.00	AAA	4,306,559

4,225	6.125%, 11/01/20 – FSA Insured	11/09 at 100.00	AAA	4,229,859
13,938	Total Housing/Multifamily			14,125,542
	Industrials – 0.6%

2,235	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	1,808,450

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 2.6%

$2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 – MBIA Insured	8/10 at 101.00	AA–	$2,012,840

3,465	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured	8/11 at 101.00	AA–	3,484,092

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – FSA Insured	7/15 at 100.00	AAA	1,966,220
7,465	Total Long-Term Care			7,463,152
	Tax Obligation/General – 11.5%

1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	1,022,110

2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AA–	2,175,380

8,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	7,396,391

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 – FGIC Insured	3/12 at 100.00	AA–	2,321,010

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	AA–	2,024,240

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:

500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	A	594,995

1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	A	1,248,262

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa2	1,766,388

60	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 – FSA Insured	8/09 at 100.00	AAA	60,267

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.250%, 8/01/15 – MBIA Insured	8/10 at 101.00	AA	3,157,590

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:

1,600	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,684,896

1,050	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,098,773

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	629,718

	Rensselaer County, New York, General Obligation Bonds, Series 1991:

960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AA–	1,122,038

960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,148,429

960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,173,821

	Rondout Valley Central School District, Ulster County, New York, General Obligation Bonds, Series 1991:

550	6.850%, 6/15/09 – FGIC Insured	No Opt. Call	N/R	551,507

550	6.850%, 6/15/10 – FGIC Insured	No Opt. Call	N/R	584,711

	Saratoga County, Half Moon, New York, Public Improvement Bonds, Series 1991:

385	6.500%, 6/01/09 – AMBAC Insured	No Opt. Call	A	385,119

395	6.500%, 6/01/10 – AMBAC Insured	No Opt. Call	BBB	416,792

395	6.500%, 6/01/11 – AMBAC Insured	No Opt. Call	BBB	431,431

1,985	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AA–	1,995,322
32,415	Total Tax Obligation/General			32,989,190

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 27.0%

$80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured	8/10 at 100.00	AAA	$80,266

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured	8/14 at 100.00	AAA	1,040,880

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,521,583

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,015,860

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:

5,675	5.250%, 10/01/23 – MBIA Insured	10/12 at 100.00	AA–	5,712,511

875	5.000%, 10/01/30 – MBIA Insured	10/12 at 100.00	AA–	867,011

2,500	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 – MBIA Insured	8/09 at 100.75	AA–	2,508,825

310	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – FSA Insured	3/15 at 100.00	AAA	331,595

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – FSA Insured	5/18 at 100.00	AAA	1,530,474

1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured	5/12 at 100.00	AAA	1,056,250

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured	5/14 at 100.00	AAA	1,140,898

3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	3,071,310

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:

2,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA–	2,079,200

1,350	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,359,923

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:

1,670	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,751,830

1,225	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,278,876

4,970	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,118,355

500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	510,840

3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	3,530,730

1,645	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	1,659,344

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:

1,435	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	1,531,949

1,700	5.250%, 8/01/22 – AMBAC Insured	8/12 at 100.00	AAA	1,771,417

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – MBIA Insured	2/13 at 100.00	AAA	1,395,263

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured	2/13 at 100.00	AAA	1,040,580

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bond Trust 3126:

435	13.272%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	472,684

1,150	12.132%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	1,167,388

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:

$1,185	5.250%, 5/15/25 – AMBAC Insured	5/11 at 100.00	A	$1,204,813

1,250	5.250%, 5/15/26 – AMBAC Insured	5/11 at 100.00	A	1,259,913

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series 2004, 5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	AA	1,038,770

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:

5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	6,180,471

1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,589,460

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,553,175

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:

3,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	3,995,043

250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	254,995

5,400	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,488,938

1,200	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – FSA Insured	3/15 at 100.00	AAA	1,227,156

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured	6/15 at 100.00	AAA	585,171

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:

1,525	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	1,617,796

4,000	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	4,199,600

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	1,754,041
74,940	Total Tax Obligation/Limited			77,495,184
	Transportation – 15.9%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	AA–	1,632,525

4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	4,443,588

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:

3,185	5.500%, 11/15/18 – MBIA Insured	11/12 at 100.00	AA–	3,351,066

7,155	5.500%, 11/15/19 – MBIA Insured	11/12 at 100.00	AA–	7,485,631

295	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	296,844

1,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	1,006,740

580	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	AA–	604,644

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:

1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/09 at 100.50	A	982,290

1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	10/09 at 100.50	AA–	1,295,460

3,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	10/09 at 101.00	AA–	2,772,180

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:

$500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA		$546,525

2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–		2,072,760

1,100	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–		1,121,802

670	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.017%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		725,342

3,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	6/09 at 100.00	AA–		2,612,520

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Bonds, Series 2003A:

5,320	5.250%, 11/15/19 – AMBAC Insured (UB)	11/13 at 100.00	Aa3		5,659,522

5,275	5.250%, 11/15/20 – AMBAC Insured (UB)	11/13 at 100.00	Aa3		5,586,331

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 – FGIC Insured	1/12 at 100.00	Aa2		2,625,025

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA–		902,343
44,610	Total Transportation				45,723,138
	U.S. Guaranteed – 3.5% (4)

	Camden Central School District, Oneida County, New York, General Obligation Bonds, Series 1991:

600	7.100%, 6/15/09 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	601,794

275	7.100%, 6/15/10 – AMBAC Insured (ETM)	No Opt. Call	BBB	(4)	294,082

245	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded 8/15/09) – FSA Insured	8/09 at 101.00	AAA		249,927

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D:

35	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3	(4)	36,995

105	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3	(4)	111,023

5,280	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A, 0.000%, 7/01/25 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA3	(4)	5,274,034

1,000	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	BBB	(4)	1,136,640

500	Greece Central School District, Monroe County, New York, General Obligation Bonds, School District Bonds, Series 1992, 6.000%, 6/15/09 – FGIC Insured (ETM)	No Opt. Call	A2	(4)	501,255

1,295	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 – AMBAC Insured (ETM)	7/09 at 100.00	BBB	(4)	1,299,235

500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA		578,055

55	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – MBIA Insured	11/11 at 101.00	AAA		60,860
9,890	Total U.S. Guaranteed				10,143,900
	Utilities – 8.7%

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – FSA Insured	No Opt. Call	AAA		3,912,420

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:

2,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA		989,640

2,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA		923,020

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – FSA Insured	9/11 at 100.00	AAA	$1,514,850

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:

3,300	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	3,410,220

2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	2,669,183

250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	242,500

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AAA	5,078,650

5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AAA	5,342,750

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – MBIA Insured (Alternative Minimum Tax)	9/09 at 102.00	AA–	962,100
28,665	Total Utilities			25,045,333
	Water and Sewer – 3.5%

405	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 (Mandatory put 6/15/11) – MBIA Insured	6/10 at 101.00	AAA	428,320

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured	6/15 at 100.00	AAA	3,434,555

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – MBIA Insured	6/16 at 100.00	AAA	2,104,937

10	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund Pooled Revenue Bonds, Series 1990C, 7.200%, 3/15/11 – MBIA Insured	9/09 at 100.00	Aa2	10,052

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – MBIA Insured	6/15 at 100.00	AA+	4,114,800
9,860	Total Water and Sewer			10,092,664
$290,133	Total Investments (cost $288,000,347) – 100.7%			289,613,800
	Floating Rate Obligations – (2.5)%			(7,060,000)
	Other Assets Less Liabilities – 1.8%			5,016,421
	Net Assets – 100%			$287,570,221

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$289,613,800	$—	$289,613,800

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2009

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $280,894,760.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$6,452,537
Depreciation	(4,794,758)
Net unrealized appreciation (depreciation) of investments	$1,657,779

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

66	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2009